Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021 SEK (kr)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, correlations maximum positive relationship	1
Sensitivity correlations maximum negative relationship	(1)
Financial liabilities at fair value	kr (297,822)	kr (313,433)
Effect related to correlation sensitivity	kr 3
Correlation input
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, input appreciation, assets	0.12
Sensitivity, input depreciation, assets	0.12
Sensitivity, input appreciation, liabilities	0.12
Sensitivity, input depreciation, liabilities	0.12
Credit spread input
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, input appreciation, assets	0.10%
Sensitivity, input depreciation, assets	0.10%
Sensitivity, input appreciation, liabilities	0.10%
Sensitivity, input depreciation, liabilities	0.10%
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (31,582)	(41,461)	kr (43,730)
Level 3 | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	127	137
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(127)	(137)
Level 3 | Own credit spread | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	124	137
Level 3 | Own credit spread | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(124)	(137)
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	(1,029)	(263)	22
Level 3 | Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(54)	(59)
Level 3 | Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	54	59
Level 3 | Derivatives | Equity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (549)
Level 3 | Derivatives | Equity risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr (5)
Level 3 | Derivatives | Equity risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)
Sensitivity impact on total comprehensive income	kr 5
Level 3 | Derivatives | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 1
Level 3 | Derivatives | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (368)
Level 3 | Derivatives | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr (49)
Level 3 | Derivatives | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)
Sensitivity impact on total comprehensive income	kr 49
Level 3 | Derivatives | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (113)
Level 3 | Derivatives | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	(30,553)	(41,198)	kr (43,752)
Level 3 | Debt securities issued | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	181	196
Level 3 | Debt securities issued | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(181)	kr (196)
Level 3 | Debt securities issued | Equity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (6,901)
Level 3 | Debt securities issued | Equity risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	10
Sensitivity impact on total comprehensive income	kr 8
Level 3 | Debt securities issued | Equity risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	(10)
Sensitivity impact on total comprehensive income	kr (8)
Level 3 | Debt securities issued | Equity risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 5
Level 3 | Debt securities issued | Equity risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)
Sensitivity impact on total comprehensive income	kr (5)
Level 3 | Debt securities issued | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (12,243)
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	10
Sensitivity impact on total comprehensive income	kr 63
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	(10)
Sensitivity impact on total comprehensive income	kr (63)
Level 3 | Debt securities issued | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (11,293)
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	10
Sensitivity impact on total comprehensive income	kr 52
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	(10)
Sensitivity impact on total comprehensive income	kr (52)
Level 3 | Debt securities issued | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 52
Level 3 | Debt securities issued | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)
Sensitivity impact on total comprehensive income	kr (52)
Level 3 | Debt securities issued | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (116)
Level 3 | Debt securities issued | Other | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	10
Sensitivity impact on total comprehensive income	kr 1
Level 3 | Debt securities issued | Other | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads (in basis points)	(10)
Sensitivity impact on total comprehensive income	kr (1)
Level 3 | Debt securities issued | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)
Sensitivity impact on total comprehensive income	kr 0